ACQUISITIONS (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Common stock, Shares issued	4,429,599	4,000,000
Common Stock Value	$ 4,430	$ 4,000
Acounts Receivable - Related Party	$ 119,599	$ 4,000